COVER LETTER

Leonard  E. Neilson

A  PROFESSIONAL  CORPORATION

LEONARD E. NEILSON	8160 SOUTH HIGHLAND DRIVE, SUITE 104
ATTORNEY AT LAW	SANDY, UTAH 84093
TELEPHONE: (801) 733-0800
FAX: (801) 733-0808
E-MAIL: LNEILSONLAW@AOL.COM

September 25, 2013

Securities and Exchange Commission

Office of Document Control

100 F Street NE

Washington, D.C. 20549

VIA:  EDGAR

Re:

Eastgate Acquisitions Corporation

Amendment No. 1 to

Form 10-K/A (for the period ended December 31, 2012)

File No.  000-52886

To Whom It May Concern:

Please find herewith transmitted by EDGAR, Amendment No. 1 to the Form 10-K filed on April; 16, 2013 on behalf of Eastgate Acquisitions Corporation for the year ended December 31, 2012.

Amendment No. 1 is being filed in response to Comment 3 of the Staff’s letter dated September 18, 2013 in connection with the Company’s registration statement filed on Form S-1. Comment 3 reads as follows:

Comment 3.

Where applicable, please amend the Form 10-K for the fiscal year ended December 31, 2012 to conform to the disclosure in the Form S-1, as revised pursuant to our prior comments.

In response to the above comment, the Company has revised Amendment No. 1 to its Form 10-K to conform to disclosures in its amended Form S-1, as revised pursuant to the Staff’s prior comments.

●

In response to the Staff’s letter, we are attaching to this letter as Attachment No. 1 a written statement by the Company acknowledging those items set forth in the Staff’s letter.

Please direct all correspondences concerning this filing and Eastgate Acquisitions Corporation to this office.

Yours truly,

/s/ Leonard E. Neilson

Leonard E. Neilson

:ae

Attachment

Attachment No. 1

EASTGATE ACQUISITIONS CORPORATION

2681 East Parleys Way, Suite 204

Salt Lake City, Utah 84109

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

To whom it may concern:

In connection with the response of Eastgate Acquisitions Corporation (the “Company”) to Comment 3 of the SEC letter dated September 18, 2013 concerning the Company’s Form S-1 registration statement, SEC File No. 333–185050, the Company hereby acknowledges that:

●

the company is responsible for the adequacy and accuracy of the disclosure in the filings;

●

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

●

the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Eastgate Acquisitions Corporation

By:   /S/     ANNA GLUSKIN

Its:

Chief Executive Officer

Dated September 25, 2013